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                                                           DECEMBER 31, 2001

Annual
Report


TEMPLETON GLOBAL
OPPORTUNITIES TRUST



[FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]
FRANKLIN TEMPLETON INVESTMENTS

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.




          [PHOTO OMITTED]
          MARK R. BEVERIDGE, CFA, CIC
          PORTFOLIO MANAGER
          TEMPLETON GLOBAL OPPORTUNITIES TRUST





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FRANKLINTEMPLETON.COM

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--------------------------------------------------------------------------------

SHAREHOLDER LETTER



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL OPPORTUNITIES TRUST SEEKS LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN THE EQUITY SECURITIES OF COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING DEVELOPING OR EMERGING MARKETS.
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Templeton Global Opportunities Trust covers the 12-month period ended December 31, 2001. The year under review was dominated by concerns about the U.S. economy's recession and its impact globally. Despite monetary stimulus driven mainly by an unprecedented 11 interest rate cuts by the U.S. Federal Reserve Board (the Fed) during 2001, economic data remained mixed, with no clear sign that the country's economic malaise had turned around by period-end. The impact of September 11's terrorist attacks only exacerbated what had begun earlier in the year: declines in consumer confidence, employment, business profitability and projected gross domestic product (GDP) for the U.S. and most of Asia, Europe and Latin America.

After suffering heavy losses during the first nine months of 2001, global stock markets generally rebounded in the fourth quarter with double-digit gains for many of the major indexes. Japan was an exception, as its Nikkei Index



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.



CONTENTS



Shareholder Letter ....................      1

Performance Summary ...................      6

Financial Highlights &
Statement of Investments ..............     10

Financial Statements ..................     17

Notes to
Financial Statements ..................     20

Independent
Auditors' Report ......................     24

Tax Designation .......................     25

Trustees and Officers .................     26







[GRAPHIC OMITTED, TEXT AS FOLLOWS]
FUND CATEGORY PYRAMID

Global

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/01

Europe                                        39.0%
North America                                 38.2%
Asia                                          15.0%
Latin America                                  3.3%
Australia/New Zealand                          3.2%
Short-Term Investments & Other Net Assets      1.3%

----------------------------
TOP 10 COUNTRIES
Based on Equity Securities
12/31/01

                  % OF TOTAL
                  NET ASSETS
----------------------------

U.S.                   31.3%

U.K.                   10.1%

Japan                   7.5%

Germany                 7.3%

France                  7.2%

Canada                  4.2%

Hong Kong               4.2%

Netherlands             4.0%

Spain                   4.0%

Italy                   3.0%

----------------------------


declined 2.07% in U.S. dollar terms during 2001's fourth quarter./1/ In our view, stock prices rose largely because they had fallen to a widely-perceived "bottom" level and because investors began to anticipate the beginning of a cyclical recovery in world economies. This could explain why much of the investment that came into the stock market near year-end gravitated toward sectors that stood to benefit most from the early part of a cyclical recovery. This included industrial and materials producers, as well as the very technology, media and telecommunications (TMT) companies that had led most equity markets lower since March 2000.

In this volatile worldwide investment climate, Templeton Global Opportunities Trust's Class A shares posted a -8.97% 12-month cumulative total return as of December 31, 2001, as shown in the Performance Summary beginning on page 6. This compared favorably with our benchmark, the Morgan Stanley Capital International All Country (MSCI(R)AC) World Free Index, which delivered a -15.91% total return over the same time./2/ We attribute much of this strong relative performance to several stock selections made within the information technology, consumer discretionary, industrial and utilities sectors. Although some of our investments in the financial sector underperformed in the short term, longer term we feel confident that these companies will prosper as the global economy recovers.

During the year, we believed many technology- and telecommunications-related companies continued to face scarce





1. Source: Standard & Poor's Micropal. The Nikkei-225 Stock Average is a price-weighted index of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

2. Source: Standard & Poor's Micropal. The unmanaged MSCI AC World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Trust's portfolio.

demand, high inventories and low utilization rates. In our view, their general stock-price surge at the end of 2001 increased the gap we perceived still existed between the fundamentals of many of these companies and their high stock valuations. We expect that the marked volatility that characterized these TMT stocks during 2001 is likely to remain over the near term. Despite our skepticism about technology-related stocks, we still found enough investment opportunities to produce a shift in the Fund's portfolio, from an underweighted position in information technology to almost market weight, as we bought stocks that we believed offered compelling valuations. These included the initiation of three new U.S. positions: EMC, which specializes in electronic data storage, retrieval and management devices; BMC Software, a leading business and enterprise software provider; and Agere Systems, a maker of integrated circuits and optical devices that was formerly part of Lucent Technologies. We also increased our holdings of Alcatel, a French manufacturer of high-tech telecommunications equipment, and initiated a new position in Celestica, a Canadian manufacturer for the electronics industry that produces complex printed circuit assemblies and other subsystems.

Looking ahead to 2002, we believe the strong fiscal and monetary stimuli set by the U.S. and other nations during 2001 should begin to show results. In our view, a synchronized global recovery is likely to begin sometime during 2002, and Templeton Global Opportunities Trust is well-positioned in sectors that could benefit from such a recovery, especially a rebound in industrial and materials demand. However, investors should be reasonable in their expectations. We caution that the near-term direction of the U.S. and international economies is still unclear and that the threats from terrorism remain high, and could cause further disruption in global equity markets. Given these uncertainties, and because many stocks





-------------------------------------------
TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
12/31/01

                                 % OF TOTAL
                                 NET ASSETS
-------------------------------------------

Pharmaceuticals                       11.2%

Insurance                             10.5%

Diversified
Telecommunication Services             7.1%

Electronic Equipment &
Instruments                            7.0%

Banks                                  6.9%

Oil & Gas                              6.0%

Electric Utilities                     5.1%

Aerospace & Defense                    3.8%

Household Durables                     3.7%

Road & Rail                            3.3%
-------------------------------------------

-----------------------------------------------------
TOP 10 EQUITY HOLDINGS
12/31/01

COMPANY
SECTOR/INDUSTRY,                           % OF TOTAL
COUNTRY                                    NET ASSETS
-----------------------------------------------------

Abbott Laboratories                              3.1%
PHARMACEUTICALS, U.S.

Hitachi Ltd.                                     2.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS, JAPAN

Raytheon Co.                                     2.3%
AEROSPACE & DEFENSE, U.S.

Merck KGAA                                       2.3%
PHARMACEUTICALS, GERMANY

AON Corp.                                        2.2%
INSURANCE, U.S.

Intel Corp.                                      2.1%
SEMICONDUCTOR EQUIPMENT
& PRODUCTS, U.S.

HSBC Holdings PLC                                2.1%
BANKS, HONG KONG

Pharmacia Corp.                                  2.1%
PHARMACEUTICALS, U.S.

Canadian National
Railway Co.                                      2.0%
ROAD & RAIL, CANADA

Newell Rubbermaid Inc.                           2.0%
HOUSEHOLD DURABLES, U.S.

-----------------------------------------------------




rallied toward the end of 2001, we believe volatility will remain high. We will seek to continue using the current equity market volatility to your advantage by applying our disciplined, time-tested value-style investment philosophy, which includes buying when others are selling due to undue pessimism and selling when others are buying due to misplaced optimism.

Geographically, in 2002 we are looking for an improving investment environment in the U.S., Europe and most emerging markets. On the other hand, we remain skeptical about a quick recovery in Japan due to the slow pace of political and economic reforms. The lack of committed restructuring in Japan contrasts with the resolve of their South Korean neighbor. In our opinion, Korea holds many financially stable companies with low production costs but with cutting-edge technology and manufacturing expertise. Korea also has a number of solid management teams committed to restructuring and cost cutting. Samsung Electronics, a leading producer of semiconductors and displays, was a prime example of effective restructuring in Korea during 2001, and there are many more. And while Japan's GDP shrank in 2001, Korea's GDP grew by an estimated 2.8%-3.0%, according to the Korean Central Bank. At year-end, forecasts for 2002 Korean GDP growth were estimated at 3.0% or higher./3/

There are, of course, special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has





3. Source: Bank of Korea; KOREA TIMES, 1/4/02.

increased 2,079% in the last 14 years, but has suffered six quarterly declines of more than 15% during that time./4/ While short-term volatility can be disconcerting, declines of more than 50% are not unusual in emerging markets. The definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term as used in managing other Franklin Templeton funds. These special risks and other considerations are discussed in the Fund's prospectus.

We thank you for your participation in Templeton Global Opportunities Trust and look forward to helping you meet your investment objectives in the years to come.

Sincerely,

/s/MARK R. BEVERIDGE

Mark R. Beveridge, CFA, CIC
Portfolio Manager
Templeton Global Opportunities Trust



[SIDEBAR]
--------------------------------------------------------------------------------
A NOTE ABOUT DUPLICATE MAILINGS YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of December 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

4. Source: Standard & Poor's Micropal. Based on quarterly percentage price change over 14 years ended 12/31/01. Market return is measured in U.S. dollars. The MSCI Mexico Free Index is an equity index calculated by Morgan Stanley Capital International. The index measures the total return (dividends are reinvested) of equity securities in Mexico. Only securities available to foreign (non-local) investors are included. The securities in the index are capitalization weighted (shares outstanding times price).

PERFORMANCE SUMMARY AS OF 12/31/01

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.





PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                              CHANGE        12/31/01  12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$1.45         $13.18    $14.63

DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                      $0.0897
Short-Term Capital Gain              $0.0538
                                     =======
     Total                           $0.1435

CLASS B                              CHANGE        12/31/01  12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$1.47         $13.11    $14.58

DISTRIBUTIONS (1/1/01-12/31/01)
Dividend Income                      $0.0198
Short-Term Capital Gain              $0.0538
                                     =======
     Total                           $0.0736

CLASS C                              CHANGE        12/31/01  12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$1.44         $13.02    $14.46

DISTRIBUTIONS (1/1/01-12/31/01)
Short-Term Capital Gain              $0.0538
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------



Past performance does not guarantee future results.

PERFORMANCE

--------------------------------------------------------------------------------
CLASS A                              1-YEAR   5-YEAR    10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return/1/            -8.97%   27.62%    153.23%
Average Annual Total Return/2/       -14.19%    3.77%      9.09%
Value of $10,000 Investment/3/        $8,581  $12,030    $23,862


                                                      INCEPTION
CLASS B                                       1-YEAR   (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return/1/                     -9.62%     10.18%
Average Annual Total Return/2/                -13.21%      2.44%
Value of $10,000 Investment/3/                 $8,679    $10,749


                                                      INCEPTION
CLASS C                              1-YEAR   5-YEAR   (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return/1/            -9.68%   23.16%     63.11%
Average Annual Total Return/2/       -11.49%    4.04%      7.45%
Value of $10,000 Investment/3/        $8,851  $12,190    $16,153

--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.






---------------------------------
  AVERAGE ANNUAL TOTAL RETURN

  CLASS A             12/31/01
---------------------------------

  1-Year               -14.19%

  5-Year                 3.77%

  10-Year                9.09%

---------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               TEMPLETON GLOBAL                 MSCI AC               MSCI AC
         OPPORTUNITIES TRUST - CLASS A        WORLD FREE/4/        WORLD FREE
         -----------------------------        ----------            ----------
01/01/92           $9,423                      $10,000
01/31/92           $9,535                       $9,851                -1.49%
02/29/92           $9,940                       $9,702                -1.51%
03/31/92           $9,867                       $9,270                -4.45%
04/30/92          $10,111                       $9,395                 1.34%
05/31/92          $10,573                       $9,755                 3.83%
06/30/92          $10,268                       $9,406                -3.57%
07/31/92          $10,155                       $9,436                 0.32%
08/31/92           $9,875                       $9,648                 2.24%
09/30/92           $9,727                       $9,566                -0.85%
10/31/92           $9,684                       $9,331                -2.45%
11/30/92           $9,858                       $9,486                 1.66%
12/31/92          $10,069                       $9,576                 0.95%
01/31/93          $10,322                       $9,610                 0.35%
02/28/93          $10,593                       $9,836                 2.35%
03/31/93          $10,958                      $10,401                 5.75%
04/30/93          $11,258                      $10,874                 4.54%
05/31/93          $11,464                      $11,129                 2.35%
06/30/93          $11,380                      $11,057                -0.65%
07/31/93          $11,726                      $11,286                 2.07%
08/31/93          $12,635                      $11,821                 4.74%
09/30/93          $12,607                      $11,622                -1.68%
10/31/93          $13,375                      $11,966                 2.96%
11/30/93          $12,879                      $11,344                -5.20%
12/31/93          $13,907                      $11,957                 5.41%
01/31/94          $14,677                      $12,750                 6.63%
02/28/94          $14,186                      $12,565                -1.45%
03/31/94          $13,304                      $12,001                -4.49%
04/30/94          $13,471                      $12,328                 2.72%
05/31/94          $13,566                      $12,400                 0.59%
06/30/94          $13,085                      $12,340                -0.49%
07/31/94          $13,743                      $12,612                 2.21%
08/31/94          $14,276                      $13,061                 3.56%
09/30/94          $14,214                      $12,754                -2.35%
10/31/94          $14,203                      $13,081                 2.56%
11/30/94          $13,555                      $12,513                -4.34%
12/31/94          $13,350                      $12,557                 0.35%
01/31/95          $12,989                      $12,302                -2.03%
02/28/95          $13,339                      $12,434                 1.07%
03/31/95          $13,407                      $13,003                 4.58%
04/30/95          $13,941                      $13,476                 3.64%
05/31/95          $14,476                      $13,625                 1.10%
06/30/95          $14,851                      $13,627                 0.02%
07/31/95          $15,476                      $14,287                 4.84%
08/31/95          $15,067                      $13,974                -2.19%
09/30/95          $15,465                      $14,358                 2.75%
10/31/95          $14,760                      $14,119                -1.67%
11/30/95          $14,874                      $14,563                 3.15%
12/31/95          $15,055                      $15,002                 3.01%
01/31/96          $15,821                      $15,335                 2.22%
02/29/96          $16,064                      $15,399                 0.42%
03/31/96          $16,246                      $15,636                 1.54%
04/30/96          $16,831                      $16,018                 2.44%
05/31/96          $17,063                      $16,034                 0.10%
06/30/96          $16,917                      $16,122                 0.55%
07/31/96          $16,088                      $15,521                -3.73%
08/31/96          $16,661                      $15,712                 1.23%
09/30/96          $17,160                      $16,291                 3.69%
10/31/96          $17,416                      $16,356                 0.40%
11/30/96          $18,428                      $17,232                 5.35%
12/31/96          $18,697                      $16,982                -1.45%
01/31/97          $19,477                      $17,267                 1.68%
02/28/97          $19,773                      $17,502                 1.36%
03/31/97          $19,669                      $17,152                -2.00%
04/30/97          $20,034                      $17,702                 3.21%
05/31/97          $21,224                      $18,759                 5.97%
06/30/97          $21,995                      $19,720                 5.12%
07/31/97          $23,040                      $20,611                 4.52%
08/31/97          $22,034                      $19,164                -7.02%
09/30/97          $23,694                      $20,186                 5.33%
10/31/97          $21,799                      $18,984                -5.95%
11/30/97          $21,524                      $19,275                 1.53%
12/31/97          $21,414                      $19,527                 1.31%
01/31/98          $20,883                      $19,957                 2.20%
02/28/98          $21,987                      $21,322                 6.84%
03/31/98          $23,053                      $22,233                 4.27%
04/30/98          $23,309                      $22,442                 0.94%
05/31/98          $22,511                      $22,015                -1.90%
06/30/98          $22,383                      $22,411                 1.80%
07/31/98          $22,654                      $22,418                 0.03%
08/31/98          $19,035                      $19,277               -14.01%
09/30/98          $18,878                      $19,661                 1.99%
10/31/98          $20,075                      $21,456                 9.13%
11/30/98          $21,144                      $22,758                 6.07%
12/31/98          $21,284                      $23,814                 4.64%
01/31/99          $21,139                      $24,300                 2.04%
02/28/99          $20,586                      $23,690                -2.51%
03/31/99          $21,970                      $24,756                 4.50%
04/30/99          $23,502                      $25,826                 4.32%
05/31/99          $22,495                      $24,914                -3.53%
06/30/99          $23,502                      $26,155                 4.98%
07/31/99          $23,232                      $26,048                -0.41%
08/31/99          $22,976                      $26,016                -0.12%
09/30/99          $22,586                      $25,735                -1.08%
10/31/99          $23,247                      $27,038                 5.06%
11/30/99          $24,659                      $27,879                 3.11%
12/31/99          $27,068                      $30,201                 8.33%
01/31/00          $25,677                      $28,573                -5.39%
02/29/00          $26,372                      $28,670                 0.34%
03/31/00          $27,409                      $30,554                 6.57%
04/30/00          $26,163                      $29,182                -4.49%
05/31/00          $26,573                      $28,423                -2.60%
06/30/00          $27,905                      $29,387                 3.39%
07/31/00          $27,614                      $28,523                -2.94%
08/31/00          $28,212                      $29,410                 3.11%
09/30/00          $26,863                      $27,795                -5.49%
10/31/00          $26,248                      $27,250                -1.96%
11/30/00          $25,650                      $25,561                -6.20%
12/31/00          $26,213                      $25,988                 1.67%
01/31/01          $26,482                      $26,645                 2.53%
02/28/01          $25,676                      $24,404                -8.41%
03/31/01          $24,044                      $22,762                -6.73%
04/30/01          $25,286                      $24,419                 7.28%
05/31/01          $25,196                      $24,148                -1.11%
06/30/01          $24,836                      $23,409                -3.06%
07/31/01          $24,512                      $23,039                -1.58%
08/31/01          $24,062                      $21,979                -4.60%
09/30/01          $21,990                      $19,973                -9.13%
10/31/01          $22,441                      $20,396                 2.12%
11/30/01          $23,701                      $21,650                 6.15%
12/31/01          $23,862                      $21,854                 0.94%







---------------------------------
  AVERAGE ANNUAL TOTAL RETURN

  CLASS B             12/31/01
---------------------------------

  1-Year               -13.21%

  Since Inception (1/1/99)2.44%
---------------------------------



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               TEMPLETON GLOBAL                 MSCI AC               MSCI AC
         OPPORTUNITIES TRUST - CLASS B        WORLD FREE/4/        WORLD FREE
         -----------------------------        ----------            ----------
01/01/99           $10,000                      $10,000
01/31/99            $9,925                      $10,198                1.98%
02/28/99            $9,658                       $9,942               -2.51%
03/31/99           $10,301                      $10,389                4.50%
04/30/99           $11,014                      $10,838                4.32%
05/31/99           $10,534                      $10,456               -3.53%
06/30/99           $11,000                      $10,976                4.98%
07/31/99           $10,866                      $10,931               -0.41%
08/31/99           $10,746                      $10,918               -0.12%
09/30/99           $10,548                      $10,800               -1.08%
10/31/99           $10,852                      $11,347                5.06%
11/30/99           $11,509                      $11,700                3.11%
12/31/99           $12,631                      $12,674                8.33%
01/31/00           $11,979                      $11,991               -5.39%
02/29/00           $12,327                      $12,032                0.34%
03/31/00           $12,812                      $12,822                6.57%
04/30/00           $12,220                      $12,247               -4.49%
05/31/00           $12,412                      $11,928               -2.60%
06/30/00           $13,020                      $12,333                3.39%
07/31/00           $12,884                      $11,970               -2.94%
08/31/00           $13,149                      $12,342                3.11%
09/30/00           $12,516                      $11,665               -5.49%
10/31/00           $12,220                      $11,436               -1.96%
11/30/00           $11,939                      $10,727               -6.20%
12/31/00           $12,190                      $10,906                1.67%
01/31/01           $12,307                      $11,182                2.53%
02/28/01           $11,923                      $10,242               -8.41%
03/31/01           $11,161                       $9,552               -6.73%
04/30/01           $11,733                      $10,248                7.28%
05/31/01           $11,682                      $10,134               -1.11%
06/30/01           $11,506                       $9,824               -3.06%
07/31/01           $11,354                       $9,669               -1.58%
08/31/01           $11,136                       $9,224               -4.60%
09/30/01           $10,178                       $8,382               -9.13%
10/31/01           $10,371                       $8,560                2.12%
11/30/01           $10,943                       $9,086                6.15%
12/31/01           $10,749                       $9,171                0.94%




              Past performance does not guarantee future results.
8

                                                     PERFORMANCE SUMMARY (CONT.)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               TEMPLETON GLOBAL                 MSCI AC               MSCI AC
         OPPORTUNITIES TRUST - CLASS C        WORLD FREE/4/         WORLD FREE
         -----------------------------        ----------            ----------
05/01/95             $9,903                    $10,000
05/31/95            $10,275                    $10,002                 1.07%
06/30/95            $10,533                    $10,486                 0.02%
07/31/95            $10,969                    $10,256                 4.84%
08/31/95            $10,679                    $10,539                -2.19%
09/30/95            $10,953                    $10,363                 2.75%
10/31/95            $10,452                    $10,689                -1.67%
11/30/95            $10,517                    $11,011                 3.15%
12/31/95            $10,639                    $11,255                 3.01%
01/31/96            $11,174                    $11,302                 2.22%
02/29/96            $11,346                    $11,476                 0.42%
03/31/96            $11,467                    $11,756                 1.54%
04/30/96            $11,864                    $11,768                 2.44%
05/31/96            $12,020                    $11,833                 0.10%
06/30/96            $11,916                    $11,392                 0.55%
07/31/96            $11,329                    $11,532                -3.73%
08/31/96            $11,718                    $11,957                 1.23%
09/30/96            $12,063                    $12,005                 3.69%
10/31/96            $12,236                    $12,647                 0.40%
11/30/96            $12,945                    $12,464                 5.35%
12/31/96            $13,116                    $12,673                -1.45%
01/31/97            $13,658                    $12,846                 1.68%
02/28/97            $13,858                    $12,589                 1.36%
03/31/97            $13,775                    $12,993                -2.00%
04/30/97            $14,024                    $13,769                 3.21%
05/31/97            $14,855                    $14,473                 5.97%
06/30/97            $15,390                    $15,128                 5.12%
07/31/97            $16,110                    $14,066                 4.52%
08/31/97            $15,390                    $14,815                -7.02%
09/30/97            $16,544                    $13,934                 5.33%
10/31/97            $15,215                    $14,147                -5.95%
11/30/97            $15,012                    $14,332                 1.53%
12/31/97            $14,919                    $14,648                 1.31%
01/31/98            $14,535                    $15,650                 2.20%
02/28/98            $15,302                    $16,318                 6.84%
03/31/98            $16,032                    $16,471                 4.27%
04/30/98            $16,202                    $16,158                 0.94%
05/31/98            $15,641                    $16,449                -1.90%
06/30/98            $15,540                    $16,454                 1.80%
07/31/98            $15,721                    $14,149                 0.03%
08/31/98            $13,194                    $14,430               -14.01%
09/30/98            $13,084                    $15,748                 1.99%
10/31/98            $13,906                    $16,704                 9.13%
11/30/98            $14,638                    $17,479                 6.07%
12/31/98            $14,725                    $17,835                 4.64%
01/31/99            $14,614                    $17,388                 2.04%
02/28/99            $14,218                    $18,170                -2.51%
03/31/99            $15,173                    $18,955                 4.50%
04/30/99            $16,222                    $18,286                 4.32%
05/31/99            $15,519                    $19,197                -3.53%
06/30/99            $16,201                    $19,118                 4.98%
07/31/99            $16,002                    $19,095                -0.41%
08/31/99            $15,824                    $18,889                -0.12%
09/30/99            $15,540                    $19,845                -1.08%
10/31/99            $15,981                    $20,462                 5.06%
11/30/99            $16,946                    $22,166                 3.11%
12/31/99            $18,595                    $20,971                 8.33%
01/31/00            $17,631                    $21,043                -5.39%
02/29/00            $18,091                    $22,425                 0.34%
03/31/00            $18,797                    $21,418                 6.57%
04/30/00            $17,932                    $20,862                -4.49%
05/31/00            $18,217                    $21,569                -2.60%
06/30/00            $19,106                    $20,935                 3.39%
07/31/00            $18,892                    $21,586                -2.94%
08/31/00            $19,295                    $20,401                 3.11%
09/30/00            $18,359                    $20,001                -5.49%
10/31/00            $17,920                    $18,761                -1.96%
11/30/00            $17,517                    $19,074                -6.20%
12/31/00            $17,884                    $19,557                 1.67%
01/31/01            $18,045                    $17,912                 2.53%
02/28/01            $17,488                    $16,706                -8.41%
03/31/01            $16,364                    $17,923                -6.73%
04/30/01            $17,208                    $17,724                 7.28%
05/31/01            $17,133                    $17,181                -1.11%
06/30/01            $16,885                    $16,910                -3.06%
07/31/01            $16,650                    $16,132                -1.58%
08/31/01            $16,339                    $14,659                -4.60%
09/30/01            $14,925                    $14,970                -9.13%
10/31/01            $15,210                    $15,891                 2.12%
11/30/01            $16,054                    $16,040                 6.15%
12/31/01            $16,153                    $16,040                 0.94%



---------------------------------
  AVERAGE ANNUAL TOTAL RETURN

  CLASS C               12/31/01
---------------------------------

  1-Year                 -11.49%

  5-Year                   4.04%

  Since Inception (5/1/95) 7.45%
---------------------------------


4. Source: Standard & Poor's Micropal. The MSCI AC World Free Index measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia and Eastern Europe.


Past performance does not guarantee future results.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights


                                                                                 CLASS A
                                                           --------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------
                                                              2001      2000       1999      1998      1997
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................      $14.63    $17.12     $14.63    $15.32    $14.62
                                                           --------------------------------------------------
Income from investment operations:
 Net investment income ................................         .18       .12        .25       .39       .38
 Net realized and unrealized gains (losses) ...........       (1.49)     (.63)      3.53      (.48)     1.70
                                                           --------------------------------------------------
Total from investment operations ......................       (1.31)     (.51)      3.78      (.09)     2.08
                                                           --------------------------------------------------
Less distributions from:
 Net investment income ................................        (.09)     (.14)      (.34)     (.32)     (.37)
 Net realized gains ...................................        (.05)    (1.84)      (.95)     (.28)    (1.01)
                                                           --------------------------------------------------
Total distributions ...................................        (.14)    (1.98)     (1.29)     (.60)    (1.38)
Net asset value, end of year ..........................      $13.18    $14.63     $17.12    $14.63    $15.32
                                                           --------------------------------------------------
Total return* .........................................     (8.97)%   (3.16)%     27.17%    (.61)%    14.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................    $437,829  $548,290   $682,277  $656,108  $786,219
Ratios to average net assets:
 Expenses .............................................       1.41%     1.43%      1.42%     1.41%     1.37%
                                                           --------------------------------------------------
 Net investment income ................................        .64%      .78%      1.61%     2.38%     2.30%
Portfolio turnover rate ...............................      15.18%    68.21%     48.46%     3.09%    26.21%



*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (CONTINUED)


                                                              CLASS B
                                                   ----------------------------
                                                      YEAR ENDED DECEMBER 31,
                                                     2001      2000      1999+
                                                   ----------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the year)

Net asset value, beginning of year ............     $14.58    $17.04    $14.63
                                                   ----------------------------
Income from investment operations:
 Net investment income (loss) .................       (.02)       --**     .08
 Net realized and unrealized gains (losses) ...      (1.38)     (.55)     3.58
                                                   ----------------------------
Total from investment operations ..............      (1.40)     (.55)     3.66
                                                   ----------------------------
Less distributions from:
 Net investment income ........................       (.02)     (.07)     (.30)
 Net realized gains ...........................       (.05)    (1.84)     (.95)
                                                   ----------------------------
Total distributions ...........................       (.07)    (1.91)    (1.25)
                                                   ----------------------------
Net asset value, end of year ..................     $13.11    $14.58    $17.04
                                                   ----------------------------
Total return* .................................    (9.62)%   (3.49)%    26.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............       $986      $546      $346
Ratios to average net assets:
 Expenses .....................................      2.15%     2.17%     2.20%
 Net investment income (loss) .................     (.15)%    (.02)%      .52%
Portfolio turnover rate .......................     15.18%    68.21%    48.46%



*Total return does not reflect the contingent deferred sales charge. **Actual net investment income per share was ($.004).
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Highlights (CONTINUED)


                                                                                  CLASS C
                                                           --------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------
                                                              2001      2000       1999      1998      1997
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................       $14.46    $16.96     $14.50    $15.17    $14.52
                                                           --------------------------------------------------
Income from investment operations:
 Net investment income (loss) ........................         (.01)      .01        .13       .24       .18
 Net realized and unrealized gains (losses) ..........        (1.38)     (.62)      3.50      (.43)     1.77
                                                           --------------------------------------------------
Total from investment operations .....................        (1.39)     (.61)      3.63      (.19)     1.95
                                                           --------------------------------------------------
Less distributions from:
 Net investment income ...............................           --      (.05)      (.22)     (.20)     (.29)
 Net realized gains ..................................         (.05)    (1.84)      (.95)     (.28)    (1.01)
                                                           --------------------------------------------------
Total distributions ..................................         (.05)    (1.89)     (1.17)     (.48)    (1.30)
                                                           --------------------------------------------------
Net asset value, end of year .........................       $13.02    $14.46     $16.96    $14.50    $15.17
                                                           --------------------------------------------------
Total return* ........................................      (9.68)%   (3.83)%     26.28%   (1.29)%    13.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................      $20,097   $25,067    $32,410   $33,423   $38,627
Ratios to average net assets:
 Expenses ............................................        2.15%     2.18%      2.16%     2.16%     2.12%
 Net investment income (loss) ........................       (.11)%      .05%       .87%     1.62%      .93%
Portfolio turnover rate ..............................       15.18%    68.21%     48.46%     3.09%    26.21%



*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended December 31, 1999.

                       See notes to financial statements.
12

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001



                                                                        COUNTRY         SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 98.0%
     AEROSPACE & DEFENSE 3.8%
     BAE Systems PLC .............................................   United Kingdom   1,504,900   $  6,778,730
     Raytheon Co. ................................................    United States     326,500     10,601,455
                                                                                                  -------------
                                                                                                    17,380,185
                                                                                                  -------------
     AUTO COMPONENTS 1.1%
     Valeo SA ....................................................       France         123,600      4,930,397
                                                                                                  -------------
     AUTOMOBILES 1.3%
     Volkswagen AG ...............................................       Germany        132,010      6,147,435
                                                                                                  -------------
     BANKS 6.9%
     Australia & New Zealand Banking Group Ltd. ..................      Australia       489,760      4,464,853
     Banco Popular Espanol SA ....................................        Spain         137,706      4,521,986
     DBS Group Holdings Ltd. .....................................      Singapore       435,000      3,251,015
     Deutsche Bank AG ............................................       Germany         73,910      5,218,694
     HSBC Holdings PLC ...........................................      Hong Kong       832,000      9,736,017
     San Paolo-IMI Spa ...........................................        Italy         430,240      4,616,186
                                                                                                  -------------
                                                                                                    31,808,751
                                                                                                  -------------
     CHEMICALS 2.6%
     Akzo Nobel NV ...............................................     Netherlands      183,620      8,199,292
     Bayer AG, Br. ...............................................       Germany        116,900      3,715,936
                                                                                                  -------------
                                                                                                    11,915,228
                                                                                                  -------------
     COMMERCIAL SERVICES & SUPPLIES 1.5%
     Chubb PLC ...................................................   United Kingdom   2,685,600      6,722,794
                                                                                                  -------------
     COMMUNICATIONS EQUIPMENT 1.5%
     Alcatel SA ..................................................       France         184,152      3,148,206
     Alcatel SA, ADR .............................................       France          33,412        552,969
     Nortel Networks Corp. .......................................       Canada         443,900      3,309,262
                                                                                                  -------------
                                                                                                     7,010,437
                                                                                                  -------------
    *COMPUTERS & PERIPHERALS .5%
     EMC Corp. ...................................................    United States     180,380      2,424,307
                                                                                                  -------------
     CONSTRUCTION & ENGINEERING 1.0%
     Kurita Water Industries Ltd. ................................        Japan         386,000      4,791,866
                                                                                                  -------------
     CONSTRUCTION MATERIALS 1.4%
     Hanson PLC ..................................................   United Kingdom     915,241      6,313,844
                                                                                                  -------------
     DIVERSIFIED FINANCIALS 2.7%
     ING Groep NV ................................................     Netherlands      238,440      6,080,476
     Nomura Holdings Inc. ........................................        Japan         482,000      6,178,544
                                                                                                  -------------
                                                                                                    12,259,020
                                                                                                  -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 6.4%
     Korea Telecom Corp., ADR ....................................     South Korea      165,185      3,358,211
     SBC Communications Inc. .....................................    United States     171,490      6,717,263

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)



                                                                        COUNTRY         SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
     Telecom Italia SpA ..........................................        Italy         859,673   $  4,592,720
    *Telefonica SA ...............................................        Spain         240,270      3,215,466
    *Telefonica SA, ADR ..........................................        Spain          23,267        932,541
     Telefonos de Mexico SA de CV (Telmex), L, ADR ...............       Mexico         155,520      5,446,311
     Worldcom Inc.-MCI Group .....................................    United States      14,240        180,848
    *Worldcom Inc.-Worldcom Group ................................    United States     356,020      5,012,762
                                                                                                  -------------
                                                                                                    29,456,122
                                                                                                  -------------
     ELECTRIC UTILITIES 5.1%
     CLP Holdings Ltd. ...........................................      Hong Kong     1,160,500      4,427,486
     E.On AG .....................................................       Germany        158,210      8,226,824
     Iberdrola SA , Br. ..........................................        Spain         363,436      4,731,085
     Innogy Holdings PLC .........................................   United Kingdom     874,190      2,442,796
     Korea Electric Power Corp., ADR .............................     South Korea      379,770      3,474,896
                                                                                                  -------------
                                                                                                    23,303,087
                                                                                                  -------------
     ELECTRICAL EQUIPMENT .8%
     Alstom SA ...................................................       France         336,700      3,744,475
                                                                                                  -------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 7.0%
    *Celestica Inc. ..............................................       Canada         168,085      6,739,195
     Hitachi Ltd. ................................................        Japan       1,469,000     10,760,263
    *Jabil Circuit Inc. ..........................................    United States     257,215      5,843,925
     Samsung Electro-Mechanics Co. ...............................     South Korea      151,000      5,035,249
    *Solectron Corp. .............................................    United States     319,900      3,608,472
                                                                                                  -------------
                                                                                                    31,987,104
                                                                                                  -------------
     FOOD PRODUCTS 2.4%
     Kraft Foods Inc. ............................................    United States     153,200      5,213,396
     Unilever PLC ................................................   United Kingdom     728,867      5,982,841
                                                                                                  -------------
                                                                                                    11,196,237
                                                                                                  -------------
     HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
     Amersham PLC ................................................   United Kingdom     657,140      6,222,437
                                                                                                  -------------
     HEALTH CARE PROVIDERS & SERVICES .9%
     Mayne Nickless Ltd., A ......................................      Australia     1,165,030      4,103,079
                                                                                                  -------------
     HOUSEHOLD DURABLES 3.7%
     Koninklijke Philips Electronics NV ..........................     Netherlands      144,103      4,282,968
     Newell Rubbermaid Inc. ......................................    United States     324,000      8,932,680
     Sony Corp. ..................................................        Japan          82,800      3,784,312
                                                                                                  -------------
                                                                                                    16,999,960
                                                                                                  -------------
     INDUSTRIAL CONGLOMERATES 1.5%
     Tyco International Ltd. .....................................    United States     113,470      6,683,383
                                                                                                  -------------

TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)


                                                                        COUNTRY         SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     INSURANCE 10.5%
     Ace Ltd. ....................................................       Bermuda        146,810   $  5,894,422
     Allstate Corp. ..............................................    United States     140,970      4,750,689
     American International Group Inc. ...........................    United States      88,207      7,003,636
     AON Corp. ...................................................    United States     284,150     10,093,008
     AXA SA ......................................................       France         276,240      5,772,781
     AXA SA, 144A ................................................       France          24,992        522,275
     Swiss Reinsurance Co. .......................................     Switzerland       72,910      7,333,817
     XL Capital Ltd., A ..........................................       Bermuda         69,790      6,376,015
     Yasuda Fire & Marine Insurance Co. Ltd. .....................        Japan          44,000        251,793
                                                                                                  -------------
                                                                                                    47,998,436
                                                                                                  -------------
    *IT CONSULTING & SERVICES .8%
     Gartner Inc., B .............................................    United States     309,950      3,471,440
                                                                                                  -------------
     MACHINERY 1.1%
     Komatsu Ltd. ................................................        Japan       1,384,000      4,952,663
                                                                                                  -------------
     MEDIA 1.6%
     Gannett Co. Inc. ............................................    United States     111,500      7,496,145
                                                                                                  -------------
     MULTILINE RETAIL 1.1%
     Marks & Spencer PLC .........................................   United Kingdom   1,001,030      5,259,378
                                                                                                  -------------
     OIL & GAS 6.0%
     Amerada Hess Corp. ..........................................    United States      44,420      2,776,250
     Eni SpA .....................................................        Italy         372,751      4,673,120
     Repsol YPF SA ...............................................        Spain         333,120      4,858,476
     Shell Transport & Trading Co. PLC ...........................   United Kingdom     585,644      4,023,053
     Total Fina Elf SA, B ........................................       France          39,177      5,595,269
     Valero Energy Corp. .........................................    United States     143,380      5,465,645
                                                                                                  -------------
                                                                                                    27,391,813
                                                                                                  -------------
     PAPER & FOREST PRODUCTS 2.6%
     Boise Cascade Corp. .........................................    United States     183,000      6,223,830
     Carter Holt Harvey Ltd. .....................................     New Zealand    8,236,100      5,830,163
                                                                                                  -------------
                                                                                                    12,053,993
                                                                                                  -------------
     PHARMACEUTICALS 11.2%
     Abbott Laboratories .........................................    United States     254,060     14,163,845
     Aventis SA ..................................................       France         123,710      8,784,579
    *Elan Corp. PLC, ADR .........................................   Irish Republic     182,340      8,216,240
     Merck KGAA ..................................................       Germany        286,410     10,481,307
     Pharmacia Corp. .............................................    United States     227,389      9,698,141
                                                                                                  -------------
                                                                                                    51,344,112
                                                                                                  -------------
     REAL ESTATE 1.1%
     Cheung Kong Holdings Ltd. ...................................      Hong Kong       495,000      5,141,802
                                                                                                  -------------
     ROAD & RAIL 3.3%
     Canadian National Railway Co. ...............................       Canada         193,030      9,275,114


TEMPLETON GLOBAL OPPORTUNITIES TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (CONT.)



                                                                        COUNTRY         SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ROAD & RAIL (CONT.)
     Nippon Express Co. Ltd. .....................................        Japan       1,050,000   $  3,565,161
     Stagecoach Group PLC ........................................   United Kingdom   2,280,000      2,455,538
                                                                                                  -------------
                                                                                                    15,295,813
                                                                                                  -------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 3.2%
    *Agere Systems Inc., A .......................................    United States     855,100      4,865,519
     Intel Corp. .................................................    United States     311,120      9,784,724
                                                                                                  -------------
                                                                                                    14,650,243
                                                                                                  -------------
    *SOFTWARE .6%
     BMC Software Inc. ...........................................    United States     165,100      2,702,687
                                                                                                  -------------
    *TRANSPORTATION INFRASTRUCTURE 1.4%
     Grupo Aeroportuario Del Sureste SA de CV, ADR ...............       Mexico         425,200      6,548,080
                                                                                                  -------------
     TOTAL COMMON STOCKS (COST $410,541,217) .....................                                 449,706,753
                                                                                                  -------------
     PREFERRED STOCK (COST $4,368,158) .7%
     Tele Norte Leste Participacoes SA, ADR, pfd. ................       Brazil         208,301      3,255,745
                                                                                                  -------------
     TOTAL INVESTMENTS BEFORE REPUCHASE AGREEMENT (COST $414,909,375)                              452,962,498
                                                                                                  -------------


                                                                                       PRINCIPAL
                                                                                        AMOUNT
                                                                                      ----------
   a REPURCHASE AGREEMENT (COST $8,297,000) 1.8%
     Barclays Bank PLC, 1.55%, 1/02/02 (Maturity Value $8,297,714)
       Collateralized by U.S. Treasury Bills, Notes and Bonds, and
       U.S. Government Agency Securities .........................   United States    $8,297,000     8,297,000
                                                                                                  -------------
     TOTAL INVESTMENTS (COST $423,206,375) 100.5% ................                                 461,259,498
     OTHER ASSETS, LESS LIABILITIES (0.5)% .......................                                  (2,347,848)
                                                                                                  -------------
     TOTAL NET ASSETS 100.0% .....................................                                $458,911,650
                                                                                                  =============





*   Non-income producing.
a   At December 31, 2001, all repurchase agreements held by the Fund had been entered into on that date.


                       See notes to financial statements.
16

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


Assets:
 Investments in securities, at value (cost $423,206,375) .....   $461,259,498
 Cash ........................................................          1,812
 Receivables:
  Fund shares sold ...........................................        283,809
  Dividends and interest .....................................        953,945
                                                                 -------------
      Total assets ...........................................    462,499,064
                                                                 -------------
Liabilities:
 Payables:
  Investment securities purchased ............................      1,312,844
  Fund shares redeemed .......................................      1,485,975
  To affiliates ..............................................        668,157
 Accrued expenses ............................................        120,438
                                                                 -------------
      Total liabilities ......................................      3,587,414
                                                                 -------------
Net assets, at value .........................................   $458,911,650
                                                                 -------------
 Net assets consist of:
  Undistributed net investment income ........................   $    637,543
  Net unrealized appreciation ................................     38,035,640
  Accumulated net realized loss ..............................    (11,340,793)
  Beneficial shares ..........................................    431,579,260
                                                                 -------------
Net assets, at value .........................................   $458,911,650
                                                                 -------------
CLASS A:
 Net asset value per share
  ($437,828,741 / 33,219,747 shares outstanding) .............         $13.18
                                                                 =============
 Maximum offering price per share ($13.18 / 94.25%) ..........         $13.98
                                                                 =============
CLASS B:
 Net asset value and maximum offering price per share
  ($986,360 / 75,256 shares outstanding)* ....................         $13.11
                                                                 =============
CLASS C:
 Net asset value per share
  ($20,096,549 / 1,543,174 shares outstanding)* ..............         $13.02
                                                                 =============
 Maximum offering price per share ($13.02 / 99.00%) ..........         $13.15
                                                                 =============



*Redemption price per share is equal to net asset value less any applicable sales charge.


                       See notes to financial statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


Investment Income:
 (net of foreign taxes of $871,695)
 Dividends ..................................................................  $  9,841,059
 Interest ...................................................................       553,901
                                                                               -------------
      Total investment income ...............................................                $ 10,394,960
Expenses:
 Management fees (Note 3) ...................................................     4,065,602
 Administrative fees (Note 3) ...............................................       716,073
 Distribution fees (Note 3)
  Class A ...................................................................     1,211,232
  Class B ...................................................................         7,304
  Class C ...................................................................       220,471
 Transfer agent fees (Note 3) ...............................................       760,700
 Custodian fees .............................................................       100,850
 Registration and filing fees ...............................................        44,850
 Professional fees ..........................................................        65,700
 Trustees' fees and expenses ................................................       118,100
 Other ......................................................................           532
                                                                               -------------
      Total expenses ........................................................                   7,311,414
                                                                                             -------------
           Net investment income ............................................                   3,083,546
                                                                                             -------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ...............................................................   (10,149,049)
  Foreign currency transactions .............................................       127,960
                                                                               -------------
       Net realized loss (10,021,089) Net unrealized depreciation on:
  Investments ...............................................................   (44,101,512)
  Translation of assets and liabilities denominated in foreign currencies ...       (17,483)
                                                                               -------------
      Net unrealized depreciation ...........................................                 (44,118,995)
                                                                                             -------------
Net realized and unrealized loss ............................................                 (54,140,084)
                                                                                             -------------
Net decrease in net assets resulting from operations ........................                $(51,056,538)
                                                                                             =============



                       See notes to financial statements.
18

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                                                  2001          2000
                                                                             -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................    $   3,083,546  $   4,887,986
  Net realized gain (loss) from investments and foreign currency transactions  (10,021,089)    99,280,769
  Net unrealized depreciation on investments and translation of assets and
  liabilities denominated in foreign currencies .........................      (44,118,995)  (112,250,936)
                                                                             -----------------------------
      Net decrease in net assets resulting from operations ..............      (51,056,538)    (8,082,181)
 Distributions to shareholders from:
  Net investment income:
   Class A ..............................................................       (3,064,079)    (5,410,353)
   Class B ..............................................................             (954)        (1,370)
   Class C ..............................................................               --        (77,694)
  Net realized gains:
   Class A ..............................................................       (1,993,982)   (72,833,341)
   Class B ..............................................................           (2,593)       (43,384)
   Class C ..............................................................          (96,695)    (3,270,191)
                                                                             -----------------------------
 Total distributions to shareholders ....................................       (5,158,303)   (81,636,333)

 Beneficial share transactions (Note 2):
  Class A ...............................................................      (56,824,165)   (48,183,125)
  Class B ...............................................................          508,389        268,574
  Class C ...............................................................       (2,461,088)    (3,496,073)
                                                                             -----------------------------
 Total beneficial share transactions ....................................      (58,776,864)   (51,410,624)
   Net decrease in net assets ...........................................     (114,991,705)  (141,129,138)
Net assets:
 Beginning of year ......................................................      573,903,355    715,032,493
                                                                             -----------------------------
 End of year ............................................................    $ 458,911,650  $ 573,903,355
                                                                             =============================
Undistributed net investment income included in net assets:
 End of year ............................................................    $     637,543  $     577,600
                                                                             =============================


                       See notes to financial statements.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade, and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.


2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class B and Class C shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At December 31, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                     YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                                2001                          2000
                                                    -----------------------------------------------------------
                                                       SHARES        AMOUNT         SHARES          AMOUNT
                                                    -----------------------------------------------------------
CLASS A SHARES:
Shares sold ....................................     20,510,598  $ 285,085,326    142,264,671  $ 2,278,870,785
Shares issued on reinvestment of distributions .        305,380      4,220,952      4,461,173       68,731,061
Shares redeemed ................................    (25,083,872)  (346,130,443)  (149,098,114)  (2,395,784,971)
                                                    -----------------------------------------------------------
Net decrease ...................................     (4,267,894) $ (56,824,165)    (2,372,270) $   (48,183,125)
                                                    ===========================================================

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (CONTINUED)



2. BENEFICIAL SHARES (CONT.)

                                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------
                                                                2001                           2000
                                                    ---------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES      AMOUNT
                                                    ---------------------------------------------------------
CLASS B SHARES:
Shares sold .....................................        50,937   $    686,067         23,172   $    369,114
Shares issued on reinvestment of distributions ..           216          3,057          2,542         38,535
Shares redeemed .................................       (13,374)      (180,735)        (8,526)      (139,075)
                                                    ---------------------------------------------------------
Net increase ....................................        37,779   $    508,389         17,188   $    268,574
                                                    =========================================================




                                                                      YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------
                                                                2001                           2000
                                                    ---------------------------------------------------------
                                                        SHARES        AMOUNT           SHARES      AMOUNT
                                                    ---------------------------------------------------------
CLASS C SHARES:
Shares sold .....................................     1,648,568   $ 22,792,689      5,423,173   $ 84,619,161
Shares issued on reinvestment of distributions ..         5,970         84,051        201,775      3,079,428
Shares redeemed .................................    (1,844,511)   (25,337,828)    (5,802,835)   (91,194,662)
                                                    ---------------------------------------------------------
Net decrease ....................................      (189,973)  $ (2,461,088)      (177,887)  $ (3,496,073)
                                                    =========================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.80% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

       ANNUALIZED
        FEE RATE    AVERAGE DAILY NET ASSETS
       ----------------------------------------------------------------
         0.150%     First $200 million
         0.135% Over $200 million, up to and including $700 million 0.100% Over $700 million, up to and including $1.2 billion
         0.075%     Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 2001, unreimbursed costs were $2,845,652. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $42,688 and $176,966, respectively.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Notes to Financial Statements (CONTINUED)



4. INCOME TAXES

At December 31, 2001, the cost of investments, net unrealized appreciation/depreciation and undistributed ordinary income for income tax purposes were as follows:

       Cost of investments ......................   $424,051,367
                                                    -------------
       Unrealized appreciation ..................     88,187,320
       Unrealized depreciation ..................    (50,979,189)
                                                    -------------
       Net unrealized appreciation/depreciation .   $ 37,208,131
                                                    =============

       Distributable earnings - ordinary income .   $    637,543
                                                    =============

The tax character of distributions paid during the year ended December 31, 2001 and 2000, was as follows:

       DISTRIBUTIONS PAID FROM:                      2001           2000
                                                  --------------------------
       Ordinary income
         Class A ...............................  $5,058,061    $ 9,424,657
         Class B ...............................       3,547          3,112
         Class C ...............................      96,695        255,516
       Long-term capital gain
         Class A ...............................          --     68,819,037
         Class B ...............................          --         41,642
         Class C ...............................  $       --      3,092,369
                                                  --------------------------

       Total distributions .....................  $5,158,303    $81,636,333

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and losses realized subsequent to October 31, on the sale of securities.

At December 31, 2001, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of $3,404,867. For tax purposes, such losses will be reflected in the year ending December 31, 2002.

At December 31, 2001, the Fund had tax basis capital losses of $7,090,934 which may be carried over to offset future capital gains. Such losses expire in 2009.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2001 aggregated $75,284,327 and $117,741,362, respectively.

TEMPLETON GLOBAL OPPORTUNITIES TRUST
INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
January 31, 2002

TEMPLETON GLOBAL OPPORTUNITIES TRUST
Tax Designation


Under Section 854 (b)(2) of the Internal Revenue Code, the Fund hereby designates 38.55% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2001.

At December 31, 2001, more than 50% of the Templeton Global Opportunities Trust's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B and Class C shareholders of record on December 6, 2001.



                             CLASS A                               CLASS B                              CLASS C
               --------------------------------------------------------------------------------------------------------------
               FOREIGN TAX PAID   FOREIGN SOURCE   FOREIGN TAX PAID    FOREIGN SOURCE    FOREIGN TAX PAID    FOREIGN SOURCE
COUNTRY            PER SHARE     INCOME PER SHARE      PER SHARE      INCOME PER SHARE       PER SHARE      INCOME PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
Australia           $0.0000          $0.0046            $0.0000           $0.0019             $0.0000           $0.0000
Bermuda              0.0000           0.0025             0.0000            0.0010              0.0000            0.0000
Brazil               0.0018           0.0051             0.0018            0.0021              0.0018            0.0000
Canada               0.0004           0.0010             0.0004            0.0004              0.0004            0.0000
France               0.0024           0.0066             0.0024            0.0027              0.0024            0.0000
Germany              0.0022           0.0082             0.0022            0.0034              0.0022            0.0000
Hong Kong            0.0000           0.0108             0.0000            0.0044              0.0000            0.0000
Italy                0.0027           0.0065             0.0027            0.0027              0.0027            0.0000
Japan                0.0018           0.0044             0.0018            0.0018              0.0018            0.0000
Korea (South)        0.0006           0.0012             0.0006            0.0005              0.0006            0.0000
Mexico               0.0008           0.0039             0.0008            0.0016              0.0008            0.0000
Netherlands          0.0021           0.0052             0.0021            0.0021              0.0021            0.0000
New Zealand          0.0004           0.0011             0.0004            0.0004              0.0004            0.0000
Portugal             0.0001           0.0000             0.0001            0.0000              0.0001            0.0000
Spain                0.0029           0.0070             0.0029            0.0029              0.0029            0.0000
Sweden               0.0005           0.0016             0.0005            0.0007              0.0005            0.0000
Switzerland          0.0009           0.0024             0.0009            0.0010              0.0009            0.0000
United Kingdom       0.0053           0.0196             0.0053            0.0080              0.0053            0.0000
               --------------------------------------------------------------------------------------------------------------
TOTAL               $0.0249          $0.0917            $0.0249           $0.0376             $0.0249           $0.0000
               ==============================================================================================================



In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

TRUSTEES AND OFFICERS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each trustee will serve until that person's successor is elected and qualified.


INDEPENDENT TRUSTEES                                          NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION     TIME SERVED      BY TRUSTEE*      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (69)          Trustee      Since 1992           139          Director, RBC Holdings, Inc. (bank holding
500 East Broward Blvd.                                                        company) and Bar-S Foods (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (57)         Trustee      Since 1989            20          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Caribbean Electric Utility Services Corporation and Atlantic Equipment
& Power Ltd.; Vice Chairman, Caribbean Utilities Co. Ltd.; and Director and
President, Provo Power Company, Ltd. and director of various other business and nonprofit organizations.
-------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)       Trustee      Since 1992           140          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (78)      Trustee      Since 1993            31          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd
College (1991-present); and FORMERLY, Chairman and Director, Precise Power
Corporation (1990-1997), Director, Checkers Drive-In Restaurant, Inc.
(1994-1997), and Chairman of the Board and Chief Executive Officer, Florida
Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
-------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION     TIME SERVED      BY TRUSTEE*      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (49)          Trustee      Since 1996            85          Director, Amerada Hess Corporation
500 East Broward Blvd.                                                        (exploration and refining of oil and gas),
Suite 2100                                                                    Hercules Incorporated (chemicals, fibers and
Fort Lauderdale, FL 33394-3091                                                resins), Beverly Enterprises, Inc.
                                                                              (health care), H.J. Heinz Company (processed
                                                                              foods and allied products), RTI International
                                                                              Metals, Inc. (manufacture and distribution of
                                                                              titanium), Digex Incorporated (web hosting
                                                                              provider), and Canadian National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993), General Counsel to the
United States Treasury Department (1989-1990), and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States
Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (72)          Trustee      Since 1995            25          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic
Analyst, U.S. government.
-------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)         Trustee      Since 1993           139          Director, Martek Biosciences Corporation,
500 East Broward Blvd.                                                        WorldCom, Inc. (communications services),
Suite 2100                                                                    MedImmune, Inc. (biotechnology), Overstock.com
Fort Lauderdale, FL 33394-3091                                                (Internet services), and Spacehab, Inc.
                                                                              (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992) and President, National Association of
Securities Dealers, Inc. (until 1987).
-------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (72)          Trustee      Since 1992            31          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations, and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive
Officer, Landmark Banking Corporation (1969-1978), Financial Vice President,
Florida Power and Light (1965-1969), and Vice President, Federal Reserve Bank of
Atlanta (1958-1965).
-------------------------------------------------------------------------------------------------------------------------------
Constantine D.                 Trustee      Since 1989            21          None
Tseretopoulos (47)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present), and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center
(1982-1985).
-------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION     TIME SERVED      BY TRUSTEE*      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (71)       Trustee      Since 1993            66          Director, Amerada Hess Corporation
500 East Broward Blvd.                                                        (exploration and refining of oil and gas),
Suite 2100                                                                    C2, Inc. (operating and investment
Fort Lauderdale, FL 33394-3091                                                business), and H.J. Heinz Company (processed
                                                                              foods and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas
Investments, Ltd. and Darby Emerging Markets Investments LDC (investment firms)
(1994-present); Director, Templeton Capital Advisors Ltd., and Franklin
Templeton Investment Fund; and formerly, Secretary of the United States
Department of the Treasury (1988-1993), Chairman of the Board, Dillon, Read &
Co., Inc. (investment banking) (until 1988) and U.S. Senator, New Jersey (April
1982-December 1982).
-------------------------------------------------------------------------------------------------------------------------------
**+CHARLES B. JOHNSON (68)     Trustee      Trustee since        139          None
One Franklin Parkway           and Vice     1995 and Vice
San Mateo, CA 94403-1906       President    President since
                                            1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.
-------------------------------------------------------------------------------------------------------------------------------
**+RUPERT H. JOHNSON, JR.(61)  Trustee      Trustee since        120          None
One Franklin Parkway           and Vice     1993 and Vice
San Mateo, CA 94403-1906       President    President since
Trustee and Vice President                  1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of
Franklin Resources, Inc.
-------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (56)           Vice         Since 1996    Not Applicable      None
One Franklin Parkway           President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (37)        Vice         Since 2001    Not Applicable      None
P.O. Box N-7759                President
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 18 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment
Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION     TIME SERVED      BY TRUSTEE*      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (41)        President    Since 1993    Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee as the case may be, of 52 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (54)             Vice         Since 2000    Not Applicable      None
One Franklin Parkway           President
San Mateo, CA 94403-1906       and Assistant
                               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
-------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)          Vice         Vice          Not Applicable      None
One Franklin Parkway           President    President
San Mateo, CA 94403-1906       and          since 2000
                               Secretary    Secretary
                                            since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until
1986), and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-------------------------------------------------------------------------------------------------------------------------------
+CHARLES E. JOHNSON (45)       Vice         Since 1996    Not Applicable      None
One Franklin Parkway           President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources,
Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President
and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.;
and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; and officer and/or director or trustee, as the case may be, of
34 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (61)               Vice         Since 1994    Not Applicable      None
500 East Broward Blvd.         President
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin
Templeton Distributors, Inc.; Senior Vice President, Franklin Templeton
Services, LLC; officer of 23 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
-------------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION     TIME SERVED      BY TRUSTEE*      OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)        Treasurer    Since 2000    Not Applicable      None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 19 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)         Vice         Since 2000    Not Applicable      None
One Franklin Parkway           President
San Mateo, CA 94403-1906       and
                               Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset
Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------------------------------





*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

+Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's trustees and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

[FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]

One Franklin Parkway
San Mateo, CA  94403-1906




ANNUAL REPORT
TEMPLETON GLOBAL OPPORTUNITIES TRUST

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Opportunities Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in the shares of the Fund.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



415 A2001 02/02      [LOGO OMITTED] Printed on recycled paper